Acquisitions and divestitures - Discontinued operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net income from discontinued operations
Net operating revenue	$ 9,673	$ 11,157	$ 18,107	$ 21,969
Cost of goods sold and services rendered	(5,940)	(5,950)	(10,889)	(10,572)
Operating loss	2,872	4,291	5,753	10,891
Derecognition of noncontrolling interest		(585)		(585)
Net income before income taxes	2,720	5,056	5,016	11,625
Net income from discontinued operations		2,058		2,060
Net income attributable to Vale's shareholders		2,058		2,060
Investing activities
Net cash used in investing activities		(65)		(103)
Financing activities
Net cash used by financing activities				(11)
Discontinued operations [member]
Net income from discontinued operations
Net operating revenue				448
Cost of goods sold and services rendered				(264)
Operating expenses				(13)
Impairment and results on disposals of non-current assets, net		(429)		(589)
Operating loss		(429)		(418)
Cumulative translation adjustments		3,072		3,072
Derecognition of noncontrolling interest		(585)		(585)
Financial results, net				(7)
Net income before income taxes		2,058		2,062
Income taxes				(2)
Net income from discontinued operations		2,058		2,060
Net income attributable to Vale's shareholders		2,058		2,060
Investing activities
Impairment and results on disposals of non-current assets, net		429		589
Derecognition of noncontrolling interest		585		585
Financial results, net		(3,072)		(3,065)
Decrease in assets and liabilities				(130)
Net cash generated by operating activities				41
Additions to property, plant and equipment				(38)
Disposal of coal, net of cash		(65)		(65)
Net cash used in investing activities		(65)		(103)
Financing activities
Payments				(11)
Net cash used by financing activities				(11)
Net cash used by discontinued operations		$ (65)		$ (73)